ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021
Current assets:
Cash and cash equivalents	¥ 23,708	$ 3,302	¥ 17,669
Due from related party	¥ (20,382)	$ (2,839)	¥ (28,127)
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accounts receivable, net	¥ 839	$ 117	¥ 619
Advances to suppliers (note 5)	71,617	9,975	20,022
Inventories	13,039	1,816	2,106
Other current assets (note 7)	12,197	1,699	12,997
Total current assets (liabilities)	141,782	19,748	81,540
Land use rights, net (note 9)	3,258	454	1,792
Plant and equipment, net (note 10)	21,102	2,939	46,389
Other assets (note 13)	4,895	682	0
Total assets	238,506	33,220	135,955
Current liabilities
Current portion of long-term borrowings			137,660
Accounts payable	4,936	687	10,161
Due to growers	404	56	404
Due to related parties (note 3)	¥ 174,484	$ 24,302	¥ 18,629
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Advances from customers	¥ 114,806	$ 15,990	¥ 60,551
Other payables and accrued expenses (note 15)	17,945	2,501	64,568
Total current liabilities	313,461	43,660	292,865
Total liabilities	319,766	44,538	308,597
VIE
Current assets:
Cash and cash equivalents	2,142	298	950
Accounts receivable, net	189	26	304
Advances to suppliers (note 5)	64,502	8,984	8,456
Inventories	2,511	350
Other current assets (note 7)	929	129	7,698
Total current assets (liabilities)	70,273	9,787	17,408
Land use rights, net (note 9)			1,792
Plant and equipment, net (note 10)	18,771	2,614	32,952
Equity investments	130,541	18,182
Other assets (note 13)	1,192	166	1,554
Total assets	220,777	30,749	53,706
Current liabilities
Current portion of long-term borrowings			137,660
Accounts payable	318	44	10,064
Due to growers	404	56	404
Due to related parties (note 3)	6,205	864	24,136
Advances from customers	76,936	10,716	29,420
Other payables and accrued expenses (note 15)	1,266	176	58,954
Total current liabilities	85,129	11,856	260,638
Other long-term liability	6,177	860	15,732
Total liabilities	¥ 91,306	$ 12,716	¥ 276,370